Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000000142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 4.50%
Account Value	$ 11,618	$ 11,618	$ 11,618	$ 11,003	$ 10,608	$ 11,830	$ 11,481	$ 11,137	$ 10,276	$ 10,327	$ 9,804	$ 9,861	$ 9,552
Average Annual Return, Percent	0.86%	(0.07%)	1.51%
C000000142 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	5.59%	0.85%	1.98%
C000000144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 11,272	$ 11,272	$ 11,272	10,763	10,448	11,748	11,483	11,225	10,444	10,568	10,109	10,245	10,000
Average Annual Return, Percent	3.75% [1]	0.09%	1.21%
C000000144 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	4.75%	0.09%	1.21%
C000073393 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,464	$ 12,464	$ 12,464	11,774	11,324	12,596	12,196	11,794	10,864	10,891	10,315	10,350	10,000
Average Annual Return, Percent	5.85%	1.11%	2.23%
C000130310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 1,245,300	$ 1,245,300	$ 1,245,300	1,175,849	1,128,734	1,259,437	1,218,258	1,178,543	1,086,405	1,088,293	1,031,051	1,034,175	1,000,000
Average Annual Return, Percent	5.91%	1.11%	2.22%
C000246537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,176	$ 12,176	$ 12,176	11,519	11,106	12,385	12,020	11,660	10,759	10,812	10,264	10,324	10,000
Average Annual Return, Percent	5.69%	0.87%	1.99%
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,743	$ 12,743	$ 12,743	$ 12,143	$ 11,644	$ 12,746	$ 12,499	$ 11,917	$ 10,984	$ 10,861	$ 10,287	$ 10,310	$ 10,000
Average Annual Return, Percent	4.93%	1.35%	2.45%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.